Revenue from Contracts with Customers (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Revenues	$ 190,770	$ 144,020	$ 369,669	$ 291,064
Unearned revenue	15,023		15,023		$ 12,067
Customer Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Revenues	81,232	54,563	151,043	114,408
Lease Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Revenues	$ 109,538	$ 89,457	$ 218,626	$ 176,656